NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2019
Notes To Consolidated Statement Of Cash Flows Tables Abstract
Schedule of Changes in Liabilities Arising

Changes in liabilities arising from financing activities

Year ended December 31, 2018	Due to related companies	Due to the Shareholder	Lease liabilities	Total
	CNY	CNY	CNY	CNY

At January 1, 2018	13,747	11,573	—	25,320
Changes from financing cash flows	(9,213)	(4,600)	—	(13,813)
Changes from operating activities	(493)	—	—	(493)

At December 31, 2018	4,041	6,973	—	11,014

Year ended December 31, 2019	Due to a related company	Due to the Shareholder	Lease liabilities	Total
	CNY	CNY	CNY	CNY

At January 1, 2019	4,041	6,973	1,803	12,817
Changes from financing cash flows	1,036	—	(1,060)	(24)
Foreign exchange movement	—	124	—	124
Interest expense	—	—	60	60

At December 31, 2019	5,077	7,097	803	12,977

Year ended December 31, 2019	Due to a related company	Due to the Shareholder	Lease liabilities	Total
	US$	US$	US$	US$

At January 1, 2019	580	1,001	259	1,840
Changes from financing cash flows	149	—	(153)	(4)
Foreign exchange movement	—	18	—	18
Interest expense	—	—	9	9

At December 31, 2019	729	1,019	115	1,863

Schedule of Cash Outflow for Leases	Total cash outflow for leases

	2019	2019
	CNY	US$
Within operating activities	(46)	(7)
Within financing activities	(1,060)	(153)
	(1,106)	(160)